Borrowings - Changes in borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings
Balances at the beginning of the year	$ 1,126,658	$ 1,486,445
Adjustment on adoption of IFRS 16	(1,715)
Adjusted balances at the beginning of the period	1,124,943	1,486,445
Loans obtained	196,977	195,141
Loans paid	(90,457)	(517,253)
Interest paid	(78,832)	(70,637)	$ (106,953)
Accrued interest for the year	89,361	93,786
Translation differences and inflation adjustment	(33,648)	(60,824)
Balances at the end of the year	$ 1,208,344	$ 1,126,658	$ 1,486,445